ALLIANCE GLOBAL ENVIRONMENT FUND

SEMI-ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                         ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

June 28, 1999

Dear Shareholder:

This report contains a portfolio review and the investment performance for the Alliance Global Environment Fund (the "Fund") for the semi-annual reporting period ended April 30, 1999.

INVESTMENT RESULTS
The following table provides your Fund's investment results for the six- and 12-month periods ended April 30, 1999. For comparison purposes, relevant performance data is also provided for the Fund's benchmark index, the First Analysis Securities Corporation ("FASC") Environmental Index, a broad-based index of companies in the environmental industry. In addition, we have provided investment results for the unmanaged Standard & Poor's 500 Stock Index (the "S&P 500"), a measure of the broad U.S. stock market.


INVESTMENT RESULTS*
Periods Ended April 30, 1999
                                    TOTAL RETURNS
                               6 MONTHS      12 MONTHS
                               --------      ---------
ALLIANCE GLOBAL
  ENVIRONMENT FUND
  Class A                       25.60%         -3.54%
  Class B                       25.22%         -4.12%
  Class C                       25.18%         -4.14%

FASC ENVIRONMENTAL INDEX        32.13%         14.67%

S&P 500 STOCK INDEX             22.31%         21.83%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE FIRST ANALYSIS SECURITIES CORPORATION ("FASC") ENVIRONMENTAL INDEX IS A BROAD-BASED INDEX OF COMPANIES IN THE ENVIRONMENTAL INDUSTRY. THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES, AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


For the six months ended April 30, 1999, your Fund's Class A shares' return of 25.60% underperformed the FASC Environmental Index's return of 32.13%, but outperformed the S&P 500's gain of 22.31%. Over the 12-month period ended April 30, 1999, your Fund's Class A shares' return of -3.54% fell short of the 14.67% gain in the FASC Environmental Index, as well as the 21.83% advance in the S&P
500. On April 30, 1999, the per share net asset value (NAV) for your Fund's Class A shares was $6.57.

The strong performance of your Fund versus the S&P 500 during the six-month period ended April 30, 1999 reflects significant gains in a number of holdings in the Fund's portfolio. These holdings include Sealed Air Corp. (up 71.6% for the period), United Technologies Corp. (up 52.1%), Ecolab, Inc. (up 40.4%), Waste Connections, Inc. (up 38.8%), Brambles Industries, Ltd. (up 34.8%), and Tyco International, Ltd. (up 31.2%). It is interesting to note that five of these holdings represent major strategic themes of the Fund. For instance, Sealed Air Corp. is a packaging company that enables customers to reduce corrugated packaging waste, while United Technologies Corp. is a diversified beneficiary company. Ecolab, Inc.'s products help ensure that food is clean and contaminant-free, and Waste Connections, Inc. is a solid waste company. Lastly, Tyco International, Ltd.'s valve business benefits from the growth of the global water treatment industry.

Your Fund's performance trailed that of the FASC Environmental Index over the six-month period ended April 30, 1999, as several of the Fund's holdings that are not included in the FASC Index underperformed the Index's return of 32.13%. These holdings include Tyco International, Ltd. (up 31.2% for the six months ended April 30, 1999), General Electric Co. (up 20.4%), Minerals Technologies, Inc. (up 18.5%), OM Group, Inc. (up 11.5%), and Thermo Eurotech (down -10.3%). Minerals Technologies, Inc. and OM Group, Inc. are beneficiary companies that are part of the basic industries sector, and Thermo Eurotech is a private placement holding in the Fund.

Your Fund underperformed the S&P 500 and FASC Environmental Index over the 12-month period ended April 30, 1999 because it was more heavily weighted in the basic industries sector, which experienced poor


1


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

performance in the six-month period ended October 31, 1998.

INVESTMENT ACTIVITY
Overall, the Fund's holdings remain concentrated in what we perceive to be the growing segments of the environmental services industry. In particular, the Fund's holdings are concentrated in those areas driven by economics (rather than those areas driven by government regulations) as well as existing, enforced statutes (as opposed to anticipated actions by lawmakers). This focus has led to two primary themes within the Fund: domestic solid waste collection and disposal services, and water treatment equipment and services.

We believe that domestic solid waste industry fundamentals remain attractive, particularly for small- and mid-sized companies focused on regional integration of collection and disposal services. Internal growth remains strong (in the mid to high single digit range) and acquisition activity has continued. As of April 30, 1999, the Fund had approximately 24% of its total assets invested in the solid waste segment, with significant holdings in Republic Services, Inc., Waste Connections, Inc., and Waste Management, Inc. We believe that these companies are among those most likely to benefit from current favorable industry trends.

Similar to the solid waste industry, certain segments of the water treatment equipment and services industry are experiencing strong internal growth and rapid consolidation. Companies negatively impacted by the slowdown in their Asian operations are starting to see improvement in that region, and, in our estimation, long-term growth trends in the water treatment equipment and services industry remain positive. As of April 30, 1999, the Fund had approximately 22% of its holdings in water treatment, including positions in TETRA Technologies, Inc., Tyco International, Ltd., Millipore Corp., Cuno, Inc., and Vivendi (based in France).

Other significant holdings in the Fund's portfolio include Sealed Air Corp., a packaging company, Newpark Resources, Inc., a provider of non-hazardous oilfield waste (NOW) collection and disposal services, Ecolab, Inc., a provider of cleaning and sanitizing products and services, Minerals Technologies, Inc., a manufacturer of precipitated calcium carbonate and other materials, and OM Group, Inc., a manufacturer of metal-based chemicals.

INVESTMENT OUTLOOK
We are pleased with the performance of the Fund in the first half of the fiscal year 1999, and are optimistic regarding the outlook for the remainder of the fiscal year. Domestic solid waste volumes continue to grow and pricing remains positive. In our view, global growth prospects for water treatment equipment and services companies continue to be favorable, and business conditions in Asia appear to be improving. We believe that the Fund remains well positioned to take advantage of growth opportunities within the environmental services industry.

As always, we thank you for your continued interest and investment in the Alliance Global Environment Fund.

Sincerely,


John D. Carifa
Chairman and President


Linda Bolton Weiser
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES              ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

Alliance Global Environment Fund is designed for

investors desiring to participate in companies expected to benefit from the increased global commitment to a cleaner environment. Under normal circumstances, the Fund will invest substantially all of its assets in equity securities in two categories of Eligible Companies: those having a principal business including environmental protection and other providers of products or services intended to contribute to the environment.


INVESTMENT RESULTS *
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                        -3.54%         -7.62%
5 Years                       15.07%         14.09%
Since Inception*               6.29%          5.77%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                        -4.12%         -6.52%
Since Inception*               3.28%          2.67%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                        -4.14%         -4.74%
Since Inception*               6.03%          6.03%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1999)

                              CLASS A        CLASS B        CLASS C
                              -------        -------        -------
1 Year                        -19.05%        -18.06%        -16.59%
5 Years                        10.90%           N/A            N/A
Since Inception*                3.95%         -7.58%         -5.04%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception date: 6/1/90 Class A; 10/6/97 Class B; 11/5/97 Class C.

N/A: not applicable


3


TEN LARGEST HOLDINGS
APRIL 30, 1999 (UNAUDITED)                     ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                       U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
TETRA TECHNOLOGIES, INC.--Provides
  comprehensive resource
  management, infrastructure
  and telecommunications support
  services.                                    $  828,422             7.7%
WASTE MANAGEMENT, INC.--The
  company provides waste
  management services throughout
  the United States, Puerto Rico,
  and Mexico.                                     814,617             7.6
REPUBLIC SERVICES, INC., CL. A--
  Provides non-hazardous solid
  waste collection and disposal
  services in the United States.                  789,600             7.3
WASTE CONNECTIONS, INC.--Provides
  solid waste collection, transfer,
  disposal, and recycling services
  in secondary markets of the western
  United States.                                  633,000             5.9
SEALED AIR CORP.--The company
  manufactures and sells
  protective and specialty
  packaging products.                             614,206             5.7
NEWPARK RESOURCES, INC.--Provides
  environmental management and
  oilfield construction services
  to the oil and gas industry in
  the Gulf coast region.                          546,656             5.1
GRACO, INC.--The company designs,
  manufactures, and markets systems
  to move, measure, control,
  dispense, and apply fluid
  materials.                                      519,750             4.8
ECOLAB, INC.--The company develops
  and markets products and
  services for the hospitality,
  institutional and industrial
  markets.                                        511,637             4.7
TYCO INTERNATIONAL, LTD.--The
  company manufactures and
  distributes disposable medical
  supplies and conducts vehicle
  auctions.                                       503,750             4.7
MINERALS TECHNOLOGIES, INC.--The
  company develops and produces
  performance-enhancing minerals,
  as well as mineral--based and
  synthetic mineral products used
  for paper, steel, and other
  manufacturing industries.                       486,000             4.5
                                               $6,247,638            58.0%


4


INDUSTRY DIVERSIFICATION
APRIL 30, 1999 (UNAUDITED)                     ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

                                                                  PERCENT OF
                                              U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                              $ 2,514,343            23.4%
Capital Goods                                   5,969,085            55.4
Energy                                          1,006,656             9.3
Multi-Industry                                    900,838             8.4
Transportation                                    455,468             4.2
Total Investments*                             10,846,390           100.7
Cash and other assets,
  net of liabilities                              (81,721)           (0.7)
Net Assets                                    $10,764,669           100.0%


*    Excludes short-term obligations


5

PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                     ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-100.7%
AUSTRALIA-4.2%
Brambles Industries, Ltd.                        15,500      $   455,468

FRANCE-3.7%
Vivendi                                           1,700          397,088

NETHERLANDS-4.4%
Thermo Eurotech (a)(b)                          165,000          474,602

UNITED STATES-88.4%
AES Corp. (a)                                     9,200          460,000
Casella Waste Systems, Inc.
  Cl. A (a)                                       8,000          200,000
Cuno, Inc. (a)                                   22,500          412,031
Ecolab, Inc.                                     12,200          511,637
General Electric Co.                              4,100          432,550
Graco, Inc.                                      16,500          519,750
IT Group, Inc. (a)                               30,000          444,375
Millipore Corp.                                  14,000          429,625
Minerals Technologies, Inc.                       9,000          486,000
Newpark Resources, Inc. (a)                      59,500          546,656
OM Group, Inc.                                   13,000          472,875
Republic Services, Inc.,
  Cl. A (a)                                      38,400          789,600
Sealed Air Corp. (a)                             10,100          614,206
TETRA Technologies, Inc. (a)                     34,250          828,422
Tyco International, Ltd.                          6,200          503,750
United Technologies Corp.                         2,900          420,138
Waste Connections, Inc. (a)                      24,000          633,000
Waste Management, Inc.                           14,418          814,617
                                                             ------------
                                                               9,519,232

Total Common Stocks
  (cost $8,435,188)                                           10,846,390

TIME DEPOSIT-5.6%
West Deutsche Landesbank Girozentrale
  4.88%, 5/03/99 (cost $600,000)                   $600          600,000

TOTAL INVESTMENTS-106.3%
  (cost $9,035,188)                                           11,446,390
Other assets less liabilities-(6.3)%                            (681,721)

NET ASSETS-100%                                              $10,764,669


(a)  Non-income producing security.

(b)  Restricted and illiquid security, valued at fair value (See notes A and F).

     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)                     ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $9,035,188)            $11,446,390
  Cash                                                                  24,334
  Receivable for investment securities sold                            625,586
  Receivable for capital stock sold                                     33,807
  Receivable from adviser                                                9,392
  Dividends and interest receivable                                      7,360
  Total assets                                                      12,146,869

LIABILITIES
  Payable for investment securities purchased                        1,140,000
  Payable for capital stock redeemed                                    27,533
  Distribution fee payable                                               2,789
  Accrued expenses                                                     211,878
  Total liabilities                                                  1,382,200

NET ASSETS                                                         $10,764,669

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     1,638
  Additional paid-in capital                                         8,861,390
  Accumulated net investment loss                                     (194,756)
  Accumulated net realized loss on investments and
    foreign currency transactions                                     (314,597)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      2,410,994
                                                                   $10,764,669

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($10,499,500 / 1,597,356 shares of capital stock
    issued and outstanding)                                              $6.57
  Sales Charge--4.25% of public offering price                             .29
  Maximum offering price                                                 $6.86

  CLASS B SHARES
  Net asset value and offering price per share
    ($219,568 / 33,785 shares of capital stock
    issued and outstanding)                                              $6.50

  CLASS C SHARES
  Net asset value and offering price per share
    ($39,498 / 6,112 shares of capital stock
    issued and outstanding)                                              $6.46

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price
    per share ($6,103 / 921 shares of capital stock
    issued and outstanding)                                              $6.63


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                           $ 25,055
  Interest                                               6,841      $   31,896

EXPENSES
  Advisory fee                                          60,523
  Distribution fee - Class A                            16,150
  Distribution fee - Class B                             1,033
  Distribution fee - Class C                               131
  Custodian                                             61,755
  Audit and legal                                       49,821
  Registration                                          36,130
  Transfer agency                                       18,869
  Directors' fees                                       16,000
  Printing                                              15,240
  Miscellaneous                                          8,213
  Total expenses                                       283,865
  Less: expenses waived and reimbursed
    by the Adviser (see Note B)                        (56,292)
  Less: expense offset arrangement
    (see Note B)                                          (921)
  Net expenses                                                         226,652
  Net investment loss                                                 (194,756)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                         728,526
  Net realized loss on foreign currency
    transactions                                                        (7,552)
  Net change in unrealized appreciation of:
    Investments                                                      1,837,836
    Foreign currency denominated assets and
      liabilities                                                         (603)
  Net gain on investments and foreign currency
    transactions                                                     2,558,207

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,363,451


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

                                            SIX MONTHS ENDED        YEAR ENDED
                                             APRIL 30, 1999         OCTOBER 31,
                                               (UNAUDITED)             1998
                                            ----------------       ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                         $  (194,756)        $   (650,162)
  Net realized gain on investments and
    foreign currency transactions                 720,974            4,572,240
  Net change in unrealized appreciation
    of investments and foreign currency
    denominated assets and liabilities          1,837,233           (7,383,845)
  Net increase (decrease) in net assets
    from operations                             2,363,451           (3,461,767)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                    (4,656,014)         (23,312,560)
    Class B                                       (70,731)             (15,304)
    Class C                                        (9,441)             (45,452)
    Advisor Class                                  (1,754)                  -0-

CAPITAL STOCK TRANSACTIONS
  Net decrease                                   (343,277)         (12,060,609)
  Total decrease                               (2,717,766)         (38,895,692)

NET ASSETS
  Beginning of year                            13,482,435           52,378,127
  End of period                               $10,764,669         $ 13,482,435



See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)                     ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Environment Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a non-diversified, open-end management investment company. Until October 3, 1997, the Fund was registered under the 1940 Act as a non-diversified, closed-end management investment company. After October 3, 1997 all of the common stock was converted to Class A shares of the Fund and the Fund commenced a public offering of its Class A, Class B, Class C and Advisor Class of shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. In order to moderate the impact of a potentially large number of redemption and exchange requests, redemptions or exchanges of Class A shares received in the conversion were subject to a 2% redemption fee through October 2, 1998. There was no redemption fee after October 2, 1998. The entire amount of the redemption fee was payable to the Fund, and not to Alliance, providing an antidilutive benefit to stockholders. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) of foreign currency denomi-


10


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

nated assets and liabilities represents net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable tax requirements.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser) a fee at the annual rate of 1.10% of the Fund's average daily net assets up to $100 million, .95 of 1% of the next $100 million of the Fund's average daily net assets, and .80 of 1% of the Fund's average daily net assets over $200 million. The fee is accrued daily and paid monthly. Effective February 1, 1999 the Adviser has agreed to voluntarily waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six month period ended April 30, 1999, such waivers and reimbursement amounted to $56,292. The Adviser may terminate the voluntary waiver at any time.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,691 for the six months ended April 30, 1999.

For the six months ended April 30, 1999, the Fund's expenses were reduced by $921 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $116 from the sale of Class A shares and $2,073 in contingent deferred sales charges imposes upon redemption by shareholders of Class B shares, for the six months ended April 30, 1999.

Brokerage commissions paid on investment transactions for the six months ended April 30, 1999, amounted to $19,029, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $300,636 and $127,347 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $4,716,643 and $9,238,872 respectively, for the six months ended April 30, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 1999. At April 30, 1999, the cost of investments for federal income tax purposes was 2,666,775. Accordingly, gross unrealized appreciation of investments was $2,473,651 and gross unrealized depreciation of investments was $159,011, resulting in net unrealized appreciation of $2,314,640, (excluding foreign currency transactions).


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Until October 3, 1997, the Fund was a closed end management investment company. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999  OCTOBER 31, APRIL 30, 1999    OCTOBER 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               52,423        55,756     $   325,598    $    849,917
Shares issued in
  reinvestment of
  distributions          563,375     1,310,177       2,935,183      11,708,454
Shares redeemed         (613,311)   (2,561,773)     (3,707,803)    (24,890,942)
Net increase
  (decrease)               2,487    (1,195,840)    $  (447,022)   $(12,332,571)

CLASS B
Shares sold               23,628        17,859     $   140,075    $    188,915
Shares issued in
  reinvestment of
  distributions           11,443         1,716          59,160          15,304
Shares redeemed          (19,653)       (1,221)       (108,716)         (9,093)
Net increase              15,418        18,354     $    90,519    $    195,126


12


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

                                SHARES                         AMOUNT
                  ---------------------------    ------------------------------
                      SIX MONTHS      NOV. 5,       SIX MONTHS       NOV. 5,
                         ENDED        1997(A)          ENDED         1997(A)
                    APRIL 30, 1999      TO        APRIL 30, 1999       TO
                      (UNAUDITED)  OCT. 31, 1998   (UNAUDITED)    OCT. 31, 1998
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold                3,203         8,706        $ 17,730       $ 123,284
Shares issued in
  reinvestment of
  distributions              245         5,087           1,263          45,325
Shares redeemed           (1,041)      (10,088)         (7,718)        (96,487)
Net increase               2,407         3,705        $ 11,275       $  72,122

                                 DEC. 29, 1997(A)               DEC. 29, 1997(A)
                                         TO                            TO
                                  OCT. 31, 1998                  OCT. 31, 1998
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold                   33         1,557          $  213        $ 15,054
Shares issued in
  reinvestment of
  distributions              331            -0-          1,738              -0-
Shares redeemed               -0-       (1,000)             -0-        (10,340)
Net increase                 364           557          $1,951        $  4,714


NOTE F: RESTRICTED AND ILLIQUID SECURITY
                                                DATE ACQUIRED           COST
                                               ---------------        --------
Thermo Eurotech                                3/19/91-4/15/91        $529,926

The security shown above, formerly known as Beheersmaatchappij J. Amerika N.V., is restricted as to sale and has been valued at fair value in accordance with the procedures in Note A. The value of this security at April 30, 1999 was $474,602 representing 4.4% of net assets.


NOTE G: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility ("the Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 1999.


(a)  Commencement of distribution.


13


FINANCIAL HIGHLIGHTS                           ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                              APRIL 30,                       YEAR ENDED OCTOBER 31,
                                                1999      --------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $8.34       $18.77       $16.48       $12.37       $11.74       $10.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.11)(a)(b)  (.24)(a)     (.23)(a)     (.13)(a)      .03           -0-
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.44        (1.12)        3.65         4.26          .60          .77
Net increase (decrease) in net asset
  value from operations                         1.33        (1.36)        3.42         4.13          .63          .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-        (.02)          -0-          -0-
Distributions from net realized gain on
  investments and foreign currency
  transactions                                 (3.10)       (9.07)       (1.13)          -0-          -0-          -0-
Total dividends and distributions              (3.10)       (9.07)       (1.13)        (.02)          -0-          -0-
Net asset value, end of period                 $6.57        $8.34       $18.77       $16.48       $12.37       $11.74
Market value, end of year                     $13.25       $9.375        $9.50

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.60%      (10.51)%      23.51%       33.48%        5.37%        7.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,500      $13,295      $52,378     $100,271      $85,416      $81,102
Ratios to average net assets:
  Expenses, net of waivers/
    reimbursements                              4.12%(d)(e)  2.80%(d)     2.39%        1.60%        1.57%        1.67%
  Expenses, before waivers/
    reimbursements                              5.14%(e)       --           --           --           --           --
Ratio of net investment income (loss) to
  average net assets                           (3.56)%(e)   (2.27)%      (1.35)%       (.85)%        .21%        (.04)%
Portfolio turnover rate                           86%         205%         145%         268%         109%          42%


See footnote summary on page 17.


14


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS B
                                          ------------------------------------
                                          SIX MONTHS                OCTOBER 6,
                                             ENDED                   1997(F)
                                            APRIL 30,  YEAR ENDED      TO
                                              1999     OCTOBER 31, OCTOBER 31,
                                          (UNAUDITED)     1998         1997
                                          -----------  -----------  ----------
Net asset value, beginning of period         $8.30       $18.76       $19.92

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                       (.13)(b)     (.27)        (.20)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                1.43        (1.12)        (.96)
Net increase (decrease) in net asset
  value from operations                       1.30        (1.39)       (1.16)

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investments and foreign currency
  transactions                               (3.10)       (9.07)          -0-
Total distributions                          (3.10)       (9.07)          -0-
Net asset value, end of period               $6.50        $8.30       $18.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                            25.22%      (10.79)%      (5.82)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $220         $152         $235(g)
Ratios to average net assets:
  Expenses, net of waivers/
    reimbursements                            4.78%(d)(e)  3.52%(d)    20.84%(e)
  Expenses, before waivers/
    reimbursements                            5.90%(e)       --           --
Ratio of net investment loss to
  average net assets                         (4.22)%(e)   (2.93)%      (1.03)%(e)
Portfolio turnover rate                         86%         205%         145%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS C
                                           -------------------------
                                            SIX MONTHS   NOVEMBER 5,
                                              ENDED       1997(F)
                                            APRIL 30,       TO
                                               1999      OCTOBER 31,
                                           (UNAUDITED)      1998
                                           -----------   ----------
Net asset value, beginning of period           $8.27       $19.15

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.12)(b)     (.27)
Net realized and unrealized gain (loss)
  on investments and foreign currency
 transactions                                   1.41        (1.54)
Net increase (decrease) in net asset
  value from operations                         1.29        (1.81)

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investments and foreign currency
  transactions                                 (3.10)       (9.07)
Total distributions                            (3.10)       (9.07)
Net asset value, end of period                 $6.46        $8.27

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.18%      (12.88)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $39          $31
Ratios to average net assets:
  Expenses, net of waivers/
    reimbursements (d)(e)                       4.61%        3.39%
  Expenses, before waivers/
    reimbursements(e)                           5.87%          --
Ratio of net investment loss to
  average net assets (e)                       (4.07)%      (2.75)%
Portfolio turnover rate                           86%         205%


See footnote summary on page 17.


16


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                 ADVISOR CLASS
                                            --------------------------
                                            SIX MONTHS    DECEMBER 29,
                                               ENDED         1997(F)
                                             APRIL 30,        TO
                                                1999      OCTOBER 31,
                                            (UNAUDITED)      1998
                                            -----------   ----------
Net asset value, beginning of period           $8.37        $9.15

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.10)(b)     (.20)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.46         (.58)
Net increase (decrease) in net asset
  value from operations                         1.36         (.78)

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investments and foreign currency
  transactions                                 (3.10)          -0-
Total distributions                            (3.10)          -0-
Net asset value, end of period                 $6.63        $8.37

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.94%       (8.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $6           $5
Ratios to average net assets:
  Expenses, net of waivers/
    reimbursements (d)(e)                       3.73%        3.04%
  Expenses, before waivers/
    reimbursements (e)                          4.88%          --
Ratio of net investment loss to
  average net assets (e)                       (3.16)%      (2.39)%
Portfolio turnover rate                           86%         205%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived/reimbursed by the Adviser.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended April 30, 1999 and the year ended October 31, 1998, the ratios of expenses to average net assets were 4.15% and 2.79% for Class A, 4.81% and 3.51% for Class B, 4.67% and 3.38% for Class C and 3.76% and 3.03% for Advisor Class shares, respectively.

(e)  Annualized

(f)  Commencement of distribution.

(g)  Actual net assets without 000's omitted.


17


                                               ALLIANCE GLOBAL ENVIRONMENT FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
W.H. HENDERSON (1)
STIG HOST (1)
ALAN STOGA (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
RUSSELL BRODY, VICE PRESIDENT
LINDA BOLTON WEISER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O.Box 1520
Secaucus, NJ07094
Toll-Free 1-(800)-221-5672


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio

19

ALLIANCE GLOBAL ENVIRONMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ENVSR